Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2020 and October 31, 2019. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	April 30, 2020				October 31, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	3	-	-	3	-	-	-	-
Very low	79,449	382	-	79,831	79,011	242	-	79,253
Low	22,176	2,879	-	25,055	20,853	2,821	-	23,674
Medium	12,272	5,859	-	18,131	13,651	4,578	-	18,229
High	237	508	-	745	124	397	-	521
Not rated	1,234	150	-	1,384	1,531	118	-	1,649
Impaired	-	-	385	385	-	-	414	414
Allowance for credit losses	29	37	17	83	15	32	17	64
Carrying amount	115,342	9,741	368	125,451	115,155	8,124	397	123,676
Loans: Consumer instalment and other personal
Exceptionally low	1,597	43	-	1,640	21,023	25	-	21,048
Very low	25,370	41	-	25,411	16,491	194	-	16,685
Low	20,558	698	-	21,256	9,894	346	-	10,240
Medium	10,730	5,076	-	15,806	10,510	4,264	-	14,774
High	399	1,686	-	2,085	397	1,423	-	1,820
Not rated	3,081	78	-	3,159	2,594	107	-	2,701
Impaired	-	-	461	461	-	-	468	468
Allowance for credit losses	106	390	125	621	82	318	136	536
Carrying amount	61,629	7,232	336	69,197	60,827	6,041	332	67,200
Loans: Credit cards
Exceptionally low	1,641	-	-	1,641	2,418	-	-	2,418
Very low	995	18	-	1,013	1,214	16	-	1,230
Low	899	171	-	1,070	970	158	-	1,128
Medium	1,859	1,005	-	2,864	2,020	876	-	2,896
High	72	469	-	541	140	440	-	580
Not rated	542	1	-	543	606	1	-	607
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	66	275	-	341	43	193	-	236
Carrying amount	5,942	1,389	-	7,331	7,325	1,298	-	8,623
Loans: Business and government (1)
Acceptable
Investment grade	143,421	8,296	-	151,717	134,587	1,028	-	135,615
Sub-investment grade	104,172	25,291	-	129,463	96,731	11,553	-	108,284
Watchlist	-	7,189	-	7,189	-	5,556	-	5,556
Impaired	-	-	2,799	2,799	-	-	1,747	1,747
Allowance for credit losses	471	674	586	1,731	263	441	310	1,014
Carrying amount	247,122	40,102	2,213	289,437	231,055	17,696	1,437	250,188
Commitments and financial guarantee contracts
Acceptable
Investment grade	129,380	1,646	-	131,026	134,920	884	-	135,804
Sub-investment grade	39,234	12,495	-	51,729	45,178	6,435	-	51,613
Watchlist	-	2,736	-	2,736	-	2,133	-	2,133
Impaired	-	-	941	941	-	-	324	324
Allowance for credit losses	168	182	10	360	119	103	22	244
Carrying amount (2)	168,446	16,695	931	186,072	179,979	9,349	302	189,630

(1)	Includes customers’ liability under acceptances.
(2)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance by product type. Transfers represent the amount of expected credit loss (“ECL”) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to stage transfers, changes in economic forecasts and credit quality.

(Canadian $ in millions)
For the three months ended	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	14	31	27	72	21	39	45	105
Transfer to Stage 1	5	(4)	(1)	-	7	(6)	(1)	-
Transfer to Stage 2	(1)	1	-	-	(1)	1	-	-
Transfer to Stage 3	-	(2)	2	-	-	(2)	2	-
Net remeasurement of loss allowance	11	13	2	26	(12)	6	2	(4)
Loan originations	2	-	-	2	1	-	-	1
Derecognitions and maturities	(1)	(1)	-	(2)	-	(1)	-	(1)
Model changes	(2)	(2)	-	(4)	-	-	-	-
Total Provision for Credit Losses (“PCL”) (1)	14	5	3	22	(5)	(2)	3	(4)
Write-offs (2)	-	-	(3)	(3)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	2	2	-	-	2	2
Foreign exchange and other	1	1	(2)	-	-	-	(3)	(3)
Balance as at end of period	29	37	27	93	16	37	44	97
Loans: Consumer instalment and other personal
Balance as at beginning of period	88	343	125	556	90	326	135	551
Transfer to Stage 1	38	(36)	(2)	-	42	(39)	(3)	-
Transfer to Stage 2	(6)	24	(18)	-	(5)	20	(15)	-
Transfer to Stage 3	-	(27)	27	-	(1)	(26)	27	-
Net remeasurement of loss allowance	(18)	82	61	125	(47)	49	37	39
Loan originations	12	-	-	12	10	-	-	10
Derecognitions and maturities	(4)	(8)	-	(12)	(4)	(7)	-	(11)
Model changes	5	25	-	30	-	-	-	-
Total PCL (1)	27	60	68	155	(5)	(3)	46	38
Write-offs (2)	-	-	(84)	(84)	-	-	(69)	(69)
Recoveries of previous write-offs	-	-	19	19	-	-	18	18
Foreign exchange and other	1	4	(3)	2	1	1	(2)	-
Balance as at end of period	116	407	125	648	86	324	128	538
Loans: Credit cards
Balance as at beginning of period	80	220	-	300	75	215	-	290
Transfer to Stage 1	29	(29)	-	-	24	(24)	-	-
Transfer to Stage 2	(11)	11	-	-	(6)	6	-	-
Transfer to Stage 3	(1)	(41)	42	-	-	(39)	39	-
Net remeasurement of loss allowance	12	163	25	200	(20)	79	21	80
Loan originations	4	-	-	4	5	-	-	5
Derecognitions and maturities	(1)	(6)	-	(7)	(1)	(5)	-	(6)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	32	98	67	197	2	17	60	79
Write-offs (2)	-	-	(89)	(89)	-	-	(83)	(83)
Recoveries of previous write-offs	-	-	21	21	-	-	23	23
Foreign exchange and other	3	1	1	5	-	(1)	-	(1)
Balance as at end of period	115	319	-	434	77	231	-	308
Loans: Business and government
Balance as at beginning of period	348	519	467	1,334	335	389	217	941
Transfer to Stage 1	20	(19)	(1)	-	39	(37)	(2)	-
Transfer to Stage 2	(45)	46	(1)	-	(8)	13	(5)	-
Transfer to Stage 3	(1)	(40)	41	-	-	(14)	14	-
Net remeasurement of loss allowance	237	279	236	752	(62)	80	34	52
Loan originations	53	-	-	53	50	-	-	50
Derecognitions and maturities	(27)	(25)	-	(52)	(24)	(15)	-	(39)
Model changes	(23)	12	-	(11)	-	-	-	-
Total PCL (1)	214	253	275	742	(5)	27	41	63
Write-offs (2)	-	-	(175)	(175)	-	-	(40)	(40)
Recoveries of previous write-offs	-	-	16	16	-	-	50	50
Foreign exchange and other	18	23	3	44	6	7	(8)	5
Balance as at end of period	580	795	586	1,961	336	423	260	1,019
Total as at end of period	840	1,558	738	3,136	515	1,015	432	1,962
Comprised of: Loans	672	1,376	728	2,776	390	915	405	1,710
Other credit instruments (3)	168	182	10	360	125	100	27	252

(1)	Excludes PCL on other assets of $2 million for the three months ended April 30, 2020 ($nil for the three months ended April 30, 2019).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Recorded in other liabilities on the Consolidated Balance Sheet.

The following table shows the continuity in the loss allowance by each product type:

(Canadian $ in millions)
For the six months ended	April 30, 2020				April 30, 2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	15	33	38	86	20	38	44	102
Transfer to Stage 1	11	(10)	(1)	-	14	(13)	(1)	-
Transfer to Stage 2	(1)	3	(2)	-	(1)	3	(2)	-
Transfer to Stage 3	-	(3)	3	-	-	(4)	4	-
Net remeasurement of loss allowance	2	17	7	26	(20)	15	7	2
Loan originations	4	-	-	4	3	-	-	3
Derecognitions and maturities	(1)	(2)	-	(3)	-	(2)	-	(2)
Model changes	(2)	(2)	-	(4)	-	-	-	-
Total PCL (1)	13	3	7	23	(4)	(1)	8	3
Write-offs (2)	-	-	(6)	(6)	-	-	(7)	(7)
Recoveries of previous write-offs	-	-	4	4	-	-	5	5
Foreign exchange and other	1	1	(16)	(14)	-	-	(6)	(6)
Balance as at end of period	29	37	27	93	16	37	44	97
Loans: Consumer instalment and other personal
Balance as at beginning of period	89	333	136	558	90	326	144	560
Transfer to Stage 1	79	(74)	(5)	-	87	(80)	(7)	-
Transfer to Stage 2	(10)	45	(35)	-	(9)	44	(35)	-
Transfer to Stage 3	(2)	(52)	54	-	(3)	(52)	55	-
Net remeasurement of loss allowance	(62)	144	106	188	(94)	102	60	68
Loan originations	23	-	-	23	23	-	-	23
Derecognitions and maturities	(8)	(18)	-	(26)	(8)	(17)	-	(25)
Model changes	5	25	-	30	-	-	-	-
Total PCL (1)	25	70	120	215	(4)	(3)	73	66
Write-offs (2)	-	-	(167)	(167)	-	-	(153)	(153)
Recoveries of previous write-offs	-	-	42	42	-	-	72	72
Foreign exchange and other	2	4	(6)	-	-	1	(8)	(7)
Balance as at end of period	116	407	125	648	86	324	128	538
Loans: Credit cards
Balance as at beginning of period	80	225	-	305	74	219	-	293
Transfer to Stage 1	57	(57)	-	-	50	(50)	-	-
Transfer to Stage 2	(16)	16	-	-	(11)	11	-	-
Transfer to Stage 3	(1)	(81)	82	-	-	(79)	79	-
Net remeasurement of loss allowance	(13)	227	48	262	(44)	142	34	132
Loan originations	8	-	-	8	10	-	-	10
Derecognitions and maturities	(2)	(12)	-	(14)	(2)	(12)	-	(14)
Model changes	-	_	-	-	-	-	-	-
Total PCL (1)	33	93	130	256	3	12	113	128
Write-offs (2)	-	-	(177)	(177)	-	-	(159)	(159)
Recoveries of previous write-offs	-	-	47	47	-	-	46	46
Foreign exchange and other	2	1	-	3	-	-	-	-
Balance as at end of period	115	319	-	434	77	231	-	308
Loans: Business and government
Balance as at beginning of period	338	496	311	1,145	298	408	209	915
Transfer to Stage 1	64	(57)	(7)	-	108	(105)	(3)	-
Transfer to Stage 2	(53)	55	(2)	-	(25)	36	(11)	-
Transfer to Stage 3	(2)	(63)	65	-	-	(27)	27	-
Net remeasurement of loss allowance	176	373	424	973	(118)	139	70	91
Loan originations	100	-	-	100	110	-	-	110
Derecognitions and maturities	(42)	(50)	-	(92)	(47)	(35)	-	(82)
Model changes	(23)	12	-	(11)	-	-	-	-
Total PCL (1)	220	270	480	970	28	8	83	119
Write-offs (2)	-	-	(216)	(216)	-	-	(71)	(71)
Recoveries of previous write-offs	-	-	23	23	-	-	59	59
Foreign exchange and other	22	29	(12)	39	10	7	(20)	(3)
Balance as at end of period	580	795	586	1,961	336	423	260	1,019
Total as at end of period	840	1,558	738	3,136	515	1,015	432	1,962
Comprised of: Loans	672	1,376	728	2,776	390	915	405	1,710
Other credit instruments (3)	168	182	10	360	125	100	27	252

(1)	Excludes PCL on other assets of $3 million for the six months ended April 30, 2020 ($(3) million for the six months ended April 30, 2019).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Recorded in other liabilities on the Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at April 30, 2020 and October 31, 2019 are as follows:

(Canadian $ in millions)	April 30, 2020				October 31, 2019
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	270,008	309	1,067	268,632	258,842	207	740	257,895
United States	189,221	419	957	187,845	158,454	256	630	157,568
Other countries	12,490	-	24	12,466	10,648	-	17	10,631
Total	471,719	728	2,048	468,943	427,944	463	1,387	426,094

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $10 million for other credit instruments, which is included in other liabilities ($22 million as at October 31, 2019).
(3)	Excludes allowance for credit losses on performing loans of $350 million for other credit instruments, which is included in other liabilities ($222 million as at October 31, 2019) .

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at April 30, 2020 and October 31, 2019 are as follows:

(Canadian $ in millions)	April 30, 2020			October 31, 2019
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	385	17	368	414	17	397
Consumer instalment and other personal	461	125	336	468	136	332
Business and government (1)	2,799	586	2,213	1,747	310	1,437
Total	3,645	728	2,917	2,629	463	2,166
By geographic region (2):
Canada	1,357	309	1,048	914	207	707
United States	2,229	419	1,810	1,715	256	1,459
Other countries	59	-	59	-	-	-
Total	3,645	728	2,917	2,629	463	2,166

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $10 million for other credit instruments, which is included in other liabilities ($22 million as at October 31, 2019).

Summary of Loans that are Past Due but not Classified as Impaired	The following table presents loans that are past due but not classified as impaired as at April 30, 2020 and October 31, 2019.

(Canadian $ in millions)	April 30, 2020				October 31, 2019
	1 to 29 days	30 to 89 days	90 days or more	Total	1 to 29 days	30 to 89 days	90 days or more	Total
Residential mortgages	733	650	24	1,407	806	465	16	1,287
Credit card, consumer instalment and other personal	1,342	484	94	1,920	1,590	426	87	2,103
Business and government	431	363	27	821	351	207	59	617
Total	2,506	1,497	145	4,148	2,747	1,098	162	4,007
Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $36 million and $54 million as at April 30, 2020 and October 31, 2019, respectively.

Summary of Key Economic Variables Used in Base Case
The following table shows the key economic variables we use to estimate our allowance on performing loans during the forecast period. This table is typically provided on an annual basis. However, given the significant level of change in the forward-looking information since the end of 2019, the disclosures have been provided as an update to the bank’s Annual Report for the year ended October 31, 2019. The values shown represent the national average values for calendar 2020 and calendar 2021. The base case scenario reflects our view of the most probable outcome. While the values disclosed below are national variables, we use regional variables in our underlying models where considered appropriate and consider factors impacting particular industries.

	Benign scenario				Base scenario				Adverse scenario (1)
	2020		2021		2020		2021		2020		2021
All figures are average annual values	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
Real gross domestic product (2)
Canada	(3.7)%	2.9%	8.6%	2.5%	(6.0)%	1.7%	6.5%	1.6%	(7.0)%	(2.3)%	4.9%	0.5%
United States	(2.7)%	2.4%	7.8%	2.4%	(5.0)%	1.8%	6.0%	1.9%	(5.8)%	(2.0)%	4.9%	0.6%
Corporate BBB 10-year spread
Canada	2.2%	2.0%	2.0%	2.1%	2.6%	2.3%	2.3%	2.3%	3.1%	4.5%	2.9%	4.1%
United States	2.3%	1.8%	1.9%	2.0%	2.7%	2.3%	2.4%	2.4%	3.0%	4.1%	2.9%	3.6%
Unemployment rates
Canada	7.5%	5.1%	6.0%	5.0%	8.5%	5.7%	7.0%	5.9%	10.0%	8.5%	9.0%	9.0%
United States	6.5%	3.3%	5.6%	3.2%	7.8%	3.7%	6.0%	3.8%	8.8%	6.1%	6.8%	6.8%
Housing Price Index (2)
Canada (3)	7.0%	3.7%	3.3%	3.7%	4.0%	2.0%	0.0%	2.5%	0.3%	(12.3)%	(4.2)%	(4.7)%
United States (4)	2.8%	4.4%	4.6%	4.2%	0.5%	3.0%	2.2%	2.7%	(0.8)%	(5.7)%	0.6%	(2.2)%

(1)
Our adverse scenario changed in Q2 2020 from the prior reporting period. In Q4 2019, the adverse scenario was reflective of a typical recession that extends for four quarters, while the adverse scenario in Q2 2020 is reflective of a more adverse outcome compared with our base case forecast.

(2)	Real gross domestic product and housing price index are year-over-year growth rates.
(3)	In Canada, we use the HPI Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.